Offerings - Offering: 1	Aug. 05, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Maximum Aggregate Offering Price	$ 288,499,793.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 39,841.82
Offering Note	The registration fee is calculated in accordance with Rule 457(o) under the Securities Act of 1933, as amended (the "Securities Act"), based on the proposed maximum aggregate offering price. Payment of the registration fee for these securities at the time of filing of the Company's registration statement on Form S-3, filed with the Securities and Exchange Commission, on August 5, 2026 (File No. 333-297985) (the "Registration Statement"), was deferred pursuant to Rules 456(b) and 457(r) under the Securities Act. This "Calculation of Filing Fee" table shall be deemed to update the "Calculation of Filing Fee" table filed as Exhibit 107 to the Registration Statement in accordance with Rules 456(b) and 457(r) under the Securities Act.